UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory A. Boye
Title:      Chief Financial Officer
Phone:      484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye             Radnor, Pennsylvania      February 14, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total: $215,577
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------  -------   --- ----   ----------  -----    ----      ------ ----
APPLE INC                     COM              037833100   6,399       15,800 SH         SOLE        NONE        15,800
APPLE INC                     COM              037833100   2,835        7,000     CALL   SOLE        NONE         7,000
ACTIVE NETWORK INC            COM              00506D100   2,124      156,152 SH         SOLE        NONE       156,152
AMAZON COM INC                COM              023135106     519        3,000 SH         SOLE        NONE         3,000
ARUBA NETWORKS INC            COM              043176106   3,706      200,100 SH         SOLE        NONE       200,100
ARUBA NETWORKS INC            COM              043176106  12,038      650,000     CALL   SOLE        NONE       650,000
ATHENAHEALTH INC              COM              04685W103     344        7,000 SH         SOLE        NONE         7,000
BROADCOM CORP                 CL A             111320107     954       32,500 SH         SOLE        NONE        32,500
BROADCOM CORP                 CL A             111320107     440       15,000     CALL   SOLE        NONE        15,000
CARBONITE INC                 COM              141337105     564       50,800 SH         SOLE        NONE        50,800
CALIX INC                     COM              13100M509     324       50,000     CALL   SOLE        NONE        50,000
CHIPOTLE MEXICAN GRILL INC    COM              169656105   3,444       10,197 SH         SOLE        NONE        10,197
CHIPOTLE MEXICAN GRILL INC    COM              169656105   3,377       10,000     CALL   SOLE        NONE        10,000
COMVERGE INC                  COM              205859101      92       73,333 SH         SOLE        NONE        73,333
COMMVAULT SYSTEMS INC         COM              204166102     214        5,000 SH         SOLE        NONE         5,000
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105      32        7,208 SH         SOLE        NONE         7,208
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105     880      200,000     CALL   SOLE        NONE       200,000
EBAY INC                      COM              278642103     910       30,000 SH         SOLE        NONE        30,000
F5 NETWORKS INC               COM              315616102   3,003       28,300     CALL   SOLE        NONE        28,300
FIRST SOLAR INC               COM              336433107   1,951       57,800     CALL   SOLE        NONE        57,800
FUSION-IO INC                 COM              36112J107   2,930      121,064 SH         SOLE        NONE       121,064
FUSION-IO INC                 COM              36112J107   4,598      190,000     CALL   SOLE        NONE       190,000
SOURCEFIRE INC                COM              83616T108     648       20,000 SH         SOLE        NONE        20,000
FIRST SOLAR INC               COM              336433107     169        5,000 SH         SOLE        NONE         5,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109     975       50,000     PUT    SOLE        NONE        50,000
FORTINET INC                  COM              34959E109   4,410      202,200 SH         SOLE        NONE       202,200
FORTINET INC                  COM              34959E109   3,926      180,000     CALL   SOLE        NONE       180,000
GOOGLE INC                    CL A             38259P508   6,459       10,000 SH         SOLE        NONE        10,000
GOOGLE INC                    CL A             38259P508   8,074       12,500     CALL   SOLE        NONE        12,500
GREEN MTN COFFEE ROASTERS IN  COM              393122106   1,570       35,000     PUT    SOLE        NONE        35,000
HARTFORD FINL SVCS GROUP INC  COM              416515104     813       50,000     PUT    SOLE        NONE        50,000
HECKMANN CORP                 COM              422680108   3,555      534,583 SH         SOLE        NONE       534,583
HECKMANN CORP                 COM              422680108     499       75,000     CALL   SOLE        NONE        75,000
HOMEAWAY INC                  COM              43739Q100   1,253       53,900 SH         SOLE        NONE        53,900
INFINERA CORPORATION          COM              45667G103   1,493      237,800     CALL   SOLE        NONE       237,800
INTERDIGITAL INC              COM              45867G101     218        5,000 SH         SOLE        NONE         5,000
INTERDIGITAL INC              COM              45867G101   3,703       85,000     CALL   SOLE        NONE        85,000
INVENSENSE INC                COM              46123D205     558       56,045 SH         SOLE        NONE        56,045
INTEROIL CORP                 COM              460951106     511       10,000     PUT    SOLE        NONE        10,000
INTUITIVE SURGICAL INC        COM NEW          46120E602   1,659        3,583 SH         SOLE        NONE         3,583
IPG PHOTONICS CORP            COM              44980X109     847       25,000     PUT    SOLE        NONE        25,000
ISHARES TR                    BARCLYS 20+ YR   464287432   2,425       20,000     PUT    SOLE        NONE        20,000
JIVE SOFTWARE INC             COM              47760A108     403       25,182 SH         SOLE        NONE        25,182
LINKEDIN CORP                 COM CL A         53578A108   1,749       27,754 SH         SOLE        NONE        27,754
LOCKHEED MARTIN CORP          COM              539830109   4,045       50,000     PUT    SOLE        NONE        50,000
LOGMEIN INC                   COM              54142L109   2,449       63,535 SH         SOLE        NONE        63,535
MBIA INC                      COM              55262C100     580       50,000     CALL   SOLE        NONE        50,000
MERCADOLIBRE INC              COM              58733R102   4,791       60,232 SH         SOLE        NONE        60,232
MERCADOLIBRE INC              COM              58733R102   1,591       20,000     CALL   SOLE        NONE        20,000
MAKEMYTRIP LIMITED MAURITIUS  SHS              V5633W109     779       32,400 SH         SOLE        NONE        32,400
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105     693       50,000 SH         SOLE        NONE        50,000
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105     693       50,000     CALL   SOLE        NONE        50,000
NETSUITE INC                  COM              64118Q107   2,927       72,189 SH         SOLE        NONE        72,189
NORTHROP GRUMMAN CORP         COM              666807102   1,754       30,000     PUT    SOLE        NONE        30,000
NUANCE COMMUNICATIONS INC     COM              67020Y100   1,502       59,700 SH         SOLE        NONE        59,700
NUANCE COMMUNICATIONS INC     COM              67020Y100   1,258       50,000     CALL   SOLE        NONE        50,000
NVIDIA CORP                   COM              67066G104     693       50,000 SH         SOLE        NONE        50,000
NVIDIA CORP                   COM              67066G104     693       50,000     CALL   SOLE        NONE        50,000
OPENTABLE INC                 COM              68372A104     608       15,542 SH         SOLE        NONE        15,542
OPENTABLE INC                 COM              68372A104   2,739       70,000     CALL   SOLE        NONE        70,000
PANDORA MEDIA INC             COM              698354107     294       29,326 SH         SOLE        NONE        29,326
PANDORA MEDIA INC             COM              698354107     300       30,000     CALL   SOLE        NONE        30,000
PROS HOLDINGS INC             COM              74346Y103     227       15,225 SH         SOLE        NONE        15,225
QUALCOMM INC                  COM              747525103     547       10,000 SH         SOLE        NONE        10,000
RENREN INC                    SPONSORED ADR    759892102      15        4,100 SH         SOLE        NONE         4,100
RENREN INC                    SPONSORED ADR    759892102     710      200,000     CALL   SOLE        NONE       200,000
RPX CORP                      COM              74972G103     190       15,000 SH         SOLE        NONE        15,000
RPX CORP                      COM              74972G103     253       20,000     CALL   SOLE        NONE        20,000
RIVERBED TECHNOLOGY INC       COM              768573107   3,525      150,000 SH         SOLE        NONE       150,000
RIVERBED TECHNOLOGY INC       COM              768573107   8,460      360,000     CALL   SOLE        NONE       360,000
SALESFORCE COM INC            COM              79466L302     254        2,500 SH         SOLE        NONE         2,500
SALESFORCE COM INC            COM              79466L302   2,537       25,000     CALL   SOLE        NONE        25,000
SANDISK CORP                  COM              80004C101     492       10,000 SH         SOLE        NONE        10,000
SANDISK CORP                  COM              80004C101     738       15,000     CALL   SOLE        NONE        15,000
SEARS HLDGS CORP              COM              812350106     318       10,000     PUT    SOLE        NONE        10,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  37,650      300,000     PUT    SOLE        NONE       300,000
SUCCESSFACTORS INC            COM              864596101  10,665      267,500     CALL   SOLE        NONE       267,500
SUNPOWER CORP                 COM              867652406     338       54,200     CALL   SOLE        NONE        54,200
SUPPORT COM INC               COM              86858W101   6,670    2,964,235 SH         SOLE        NONE     2,964,235
SERVICESOURCE INTL LLC        COM              81763U100   1,640      104,542 SH         SOLE        NONE       104,542
SOLARWINDS INC                COM              83416B109     939       33,600 SH         SOLE        NONE        33,600
DEALERTRACK HLDGS INC         COM              242309102   1,236       45,332 SH         SOLE        NONE        45,332
UNDER ARMOUR INC              CL A             904311107     958       13,343 SH         SOLE        NONE        13,343
UBIQUITI NETWORKS INC         COM              90347A100     592       32,490 SH         SOLE        NONE        32,490
UNDER ARMOUR INC              CL A             904311107   1,436       20,000     CALL   SOLE        NONE        20,000
VISA INC                      COM CL A         92826C839     254        2,500 SH         SOLE        NONE         2,500
VOLTERRA SEMICONDUCTOR CORP   COM              928708106     574       22,417 SH         SOLE        NONE        22,417
VOLTERRA SEMICONDUCTOR CORP   COM              928708106     768       30,000     CALL   SOLE        NONE        30,000
VMWARE INC                    CL A COM         928563402   1,456       17,500 SH         SOLE        NONE        17,500
VMWARE INC                    CL A COM         928563402   3,328       40,000     CALL   SOLE        NONE        40,000
YANDEX N V                    SHS CLASS A      N97284108     611       31,000 SH         SOLE        NONE        31,000
YANDEX N V                    SHS CLASS A      N97284108     493       25,000     CALL   SOLE        NONE        25,000
YOUKU COM INC                 SONSORED ADR     98742U100   1,254       80,000     CALL   SOLE        NONE        80,000
ZIPCAR INC                    COM              98974X103     471       35,115 SH         SOLE        NONE        35,115